STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Stockholders Equity Additional Information [Abstract]
Summary of All Outstanding Warrants to Purchase Shares of Common Stock
Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of September 30, 2013.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding

09/03/2010	801,885	$4.52	$4.52	09/03/2015	-	801,885
09/03/2010	132,116	$8.80	$8.80	09/03/2015	-	132,116
11/26/2012	5,293,750	$2.40	$2.40	05/26/2014	-	5,293,750
12/18/2012	896,750	$2.40	$2.40	06/18/2014	-	896,750
11/26/2012	5,293,750	$4.00	$4.00	11/26/2017	-	5,293,750
11/26/2012	261,250	$2.64	$2.64	11/26/2017	-	261,250
12/18/2012	896,750	$4.00	$4.00	12/18/2017	-	896,750
12/18/2012	22,500	$2.64	$2.64	12/18/2017	-	22,500
	13,598,752		$3.32		-	13,598,752

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	37,382	$19.36	$19.36	01/02/2013	-	37,382
06/02/2008	24,523	$19.36	$19.36	06/02/2013	-	24,523
09/03/2010	152,740	$4.24	$4.24	03/03/2013	-	152,740
09/03/2010	801,885	$4.52	$4.52	09/03/2015	-	801,885
09/03/2010	132,116	$8.80	$8.80	09/03/2015	-	132,116
11/26/2012	5,293,750	$2.40	$2.40	05/26/2014	-	5,293,750
12/18/2012	896,750	$2.40	$2.40	06/18/2014	-	896,750
11/26/2012	5,293,750	$4.00	$4.00	11/26/2017	-	5,293,750
11/26/2012	261,250	$2.64	$2.64	11/26/2017	-	261,250
12/18/2012	896,750	$4.00	$4.00	12/18/2017	-	896,750
12/18/2012	22,500	$2.64	$2.64	12/18/2017	-	22,500
	13,813,396		$3.40		-	13,813,396